CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (8,299,692)	$ (5,872,268)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization expense	38,295	34,545
Bad debt expense	16,894	71,582
Amortization of debt discount to interest expense	2,917	0
Stock-based compensation	6,772,752	4,365,964
Change in operating assets and liabilities:
Accounts receivable	(37,757)	(49,851)
Inventory	458	25,252
Prepaid expenses and other assets	(771)	4,000
Accounts payable	99,542	(94,119)
Accrued expenses	79,153	(9,679)
Accrued compensation	243,701	(109,057)
NET CASH USED IN OPERATING ACTIVITIES	(1,084,508)	(1,633,631)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property and equipment	(3,454)	(31,327)
NET CASH USED IN INVESTING ACTIVITIES	(3,454)	(31,327)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from sale of member units	437,500	1,000,000
Proceeds from exercise of stock options	0	50,000
Proceeds from convertible notes payable	150,000	0
Repayment of convertible note payable	(50,000)	0
Proceeds from subscription receivable	0	950,000
NET CASH PROVIDED BY FINANCING ACTIVITIES	537,500	2,000,000
NET (DECREASE) INCREASE IN CASH	(550,462)	335,042
CASH, beginning of year	596,910	261,868
CASH, end of year	46,448	596,910
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid for interest	675	0
Cash paid for income taxes	0	0
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES:
Beneficial conversion feature reflected in debt discount	$ 10,000	$ 0